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                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                               1301 K STREET, N.W.
                                 SUITE 800 EAST
                            WASHINGTON, DC 20005-3333

                   WRITER'S DIRECT DIAL NUMBER: (202) 626-3915

                                February 1, 2002

VIA EDGAR

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   BB&T Funds: Files Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

         Accompanying this letter for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a conformed copy of a Rule 497(j) Certification for BB&T Funds. This certification pertains to the statement of additional information contained in Post-Effective Amendment No. 27 to BB&T Fund's Registration Statement on Form N-1A filed on January 30, 2002 and effective the same date.

         Manually executed copies of this Certification and the accompanying Power of Attorney were executed prior to the time of this filing and will be retained for five years.

         Please call me at 202-626-3915 if you have any questions regarding this filing.


                                                   Sincerely,

                                                   /s/ David J. Baum
                                                   ---------------------------
                                                   David J. Baum

Enclosure


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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 27 to BB&T Fund's Registration Statement on Form N-1A filed on January 30, 2002 pursuant to Rule 485(b):

         1. Statement of Additional Information, dated January 30, 2002, relating to all BB&T Funds (except Equity Index Fund).

The text of the Registration Statement was filed electronically.


                                                  BB&T Funds
                                                  Registrant



                                                  */s/Walter B. Grimm
                                                  -----------------------------
                                                  Walter B. Grimm
                                                  President


                                                  *By /s/Alan G. Priest
                                                      -------------------------
                                                      Alan G. Priest
                                                      Attorney in Fact

February 1, 2002